Business and Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Finite Lived Assets [Line Items]
Shipping, Handling and Transportation Costs	$ 15,650	$ 15,500	$ 15,400
Business and Accounting Policies (Textuals) [Abstract]
Company's domestic inventory relate to LIFO layers	31.00%
Number of LIFO pools maintained (in pools)	5
Vesting period of SARs and stock option awards	4 years
Contractual terms of SARs and stock option awards	10 years
Software [Member]
Finite Lived Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	12 years
Buildings,BuildingsImprovementsandLeaseholdImprovementsMinimumUsefulLife[Member] [Member]
Finite Lived Assets [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Buildings,BuildingsImprovementsandLeaseholdImprovements MaximumUsefulLife[Member} [Member]
Finite Lived Assets [Line Items]
Property, Plant and Equipment, Useful Life	30 years
PropertyandEquipmentMinimumUsefulLife[Member] [Member]
Finite Lived Assets [Line Items]
Property, Plant and Equipment, Useful Life	3 years
PropertyandEquipmentMaximumUsefulLife [Member] [Member]
Finite Lived Assets [Line Items]
Property, Plant and Equipment, Useful Life	10 years